Net Contributions (Withdrawals) by Contract Owners (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	$ 204,120	$ 227,144	$ 223,782
Policy loans	(81,617)	(86,571)	(94,219)
Policy loan repayments and interest	224,491	125,371	137,667
Surrenders, withdrawals and death benefits	(377,371)	(324,610)	(472,712)
Net transfers from/(to) other subaccounts or fixed rate option	(74,594)	(132,712)	(80,972)
Miscellaneous transactions	(143)	(359)	(440)
Administrative and other charges	(179,133)	(183,155)	(190,204)
Net Contributions (Withdrawals) by Contract Owners	(284,247)	(374,892)	(477,098)
VAL
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	177,039	198,409	192,889
Policy loans	(74,651)	(77,237)	(82,142)
Policy loan repayments and interest	216,440	102,532	123,690
Surrenders, withdrawals and death benefits	(333,384)	(250,123)	(347,758)
Net transfers from/(to) other subaccounts or fixed rate option	(32,272)	(85,925)	(90,444)
Miscellaneous transactions	(161)	(253)	(327)
Administrative and other charges	(148,456)	(151,478)	(157,031)
Net Contributions (Withdrawals) by Contract Owners	(195,445)	(264,075)	(361,123)
VLI
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	27,081	28,735	30,893
Policy loans	(6,966)	(9,334)	(12,077)
Policy loan repayments and interest	8,051	22,839	13,977
Surrenders, withdrawals and death benefits	(28,366)	(74,487)	(80,421)
Net transfers from/(to) other subaccounts or fixed rate option	(42,322)	(46,787)	9,472
Miscellaneous transactions	(27)	(106)	(113)
Administrative and other charges	(29,926)	(30,941)	(32,658)
Net Contributions (Withdrawals) by Contract Owners	(72,475)	(110,081)	(70,927)
SPVA
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	0	0	0
Policy loans	0	0	0
Policy loan repayments and interest	0	0	0
Surrenders, withdrawals and death benefits	0	0	(44,533)
Net transfers from/(to) other subaccounts or fixed rate option	0	0	0
Miscellaneous transactions	0	0	0
Administrative and other charges	0	0	0
Net Contributions (Withdrawals) by Contract Owners	0	0	(44,533)
SPVL
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	0	0	0
Policy loans	0	0	0
Policy loan repayments and interest	0	0	0
Surrenders, withdrawals and death benefits	(15,621)	0	0
Net transfers from/(to) other subaccounts or fixed rate option	0	0	0
Miscellaneous transactions	45	0	0
Administrative and other charges	(751)	(736)	(515)
Net Contributions (Withdrawals) by Contract Owners	$ (16,327)	$ (736)	$ (515)